Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Foreign Currency Exchange Risks (Details)	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency translation adjustment losses	$ (578,000,000)	$ 86,000,000	$ 199,000,000
Foreign currency contract commitments	$ 6,900,000,000
Foreign currency zero cost collars | Mardi Gras | Cash flow hedging
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.12
Weighted- Average Ceiling Rate	1.28
Euro-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	$ 9,000,000,000.0
Sterling-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	881,000,000
Foreign currency translation adjustment losses	$ 27,000,000